CAPITAL MANAGEMENT (Details Narrative)	Jun. 30, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Share capital	$ 10,223,629	$ 8,876,281
Working capital deficit	$ (213,194)		$ (238,702)